Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 25, 2011 Entity	Apr. 01, 2011 Technology Limited, Shenzhen
Business Acquisition [Line Items]
Controlling stake in acquired business	51.00%
Total acquisition consideration	$ 10,208
Number of business acquired	2
Total acquisition consideration, Payable to original shareholders	9,413
Total acquisition consideration, capital contribution	795
Business acquisition contingent consideration as of the acquisition date		$ 872